As filed with the Securities and Exchange Commission on April 25, 2001
                                                      Registration No. 333-52228

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No.1

                        LEGG MASON INVESTORS TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                               Baltimore, MD 21202
                    (Address of Principal Executive Offices)

                                 (410) 539-0000
                  (Registrant's Area Code and Telephone Number)

                               Marc R. Duffy, Esq.
                          Legg Mason Wood Walker, Inc.
                                100 Light Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Arthur C. Delibert, Esq.
                             Rachael M. Zufall, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9471

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

         Title of securities being registered: Primary Class, Institutional Class and Financial Intermediary Class shares of capital stock, par value $0.001 per share, of the series of the Registrant designated Legg Mason Balanced Trust.

         No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                        LEGG MASON INVESTORS TRUST, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement*

Letter to Shareholders*

Notice of Special Meeting*

Part A - Prospectus/Proxy Statement*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

* Incorporated by reference to Registrant's Registration Statement on Form N-14, SEC File Number 333-52228, filed on December 20, 2000 and the Pre-Effective Amendment thereto filed on January 19, 2001.

                                OTHER INFORMATION

Item 15.     Indemnification

             This item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-62174, filed January 31, 1997.


Item 16.     Exhibits

(1)          (a)  Articles of Incorporation (3)
             (b)  Articles Supplementary (3)
             (c)  Articles Supplementary (3)
             (d)  Articles Supplementary (4)
             (e)  Articles of Amendment (8)
             (f)  Articles of Amendment (12)

(2)          Amended By-Laws (3)

(3)          Voting trust agreement - none

(4) Agreement and Plan of Reorganization and Termination (12) -- not refiled pursuant to 483(d)(3)

(5) Instruments defining the rights of security holders with respect to American Leading Companies Trust, Balanced Trust, U.S. Small-Capitalization Value Trust, and Financial Services Fund are contained in the Articles of Incorporation and subsequent amendments and By-Laws which are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 6 to Registrant's Registration Statement (SEC File No. 33-62174), filed July 31, 1997.

(6)          (a)  Investment Advisory and Management Agreement -- American
                  Leading Companies Trust (3)
             (b)  Investment Advisory Agreement -- Balanced Trust (3)
             (c)  Advisory Agreement -- American Leading Companies Trust (3)
             (d)  Management Agreement -- Balanced Trust (3)
             (e)  Investment Advisory Agreement -- U.S. Small-Cap Value Trust
                  (5)
             (f)  Management Agreement -- U.S. Small-Cap Value Trust (5)
             (g) Investment Advisory and Administration Agreement - Financial Services Fund (11)
             (h)  Sub-Advisory Agreement - Financial Services Fund (11)

(7)          (a)  Underwriting Agreement -- American Leading Companies Trust (3)
             (b) Amended Underwriting Agreement -- American Leading Companies Trust (2)
             (c)  Underwriting Agreement -- Balanced Trust (2)
             (d)  Underwriting Agreement -- U.S. Small-Cap Value Trust (5)

             (e)  Dealer Agreement with respect to Navigator Shares (2)
             (f)  Underwriting Agreement - Financial Services Fund (11)

(8)          Bonus, profit sharing or pension plans - none

(9)          Custodian agreement (1)

(10)         (a)    Plan pursuant to Rule 12b-1
                 (i) Plan pursuant to Rule 12b-1 -- American Leading Companies Trust (3)
                 (ii) Amended Plan pursuant to Rule 12b-1 -- American Leading Companies Trust (2)
                 (iii) Plan pursuant to Rule 12b-1 -- Balanced Trust Primary Class shares (2)
                 (iv) Plan pursuant to Rule 12b-1 -- U.S. Small-Cap Value Trust (5)
                 (v) Plan pursuant to 12b-1 -- Financial Services Fund Class A shares (11)
                 (vi) Plan pursuant to 12b-1 -- Financial Services Fund Primary Class shares (11)
                 (vii)  Plan pursuant to Rule 12b-1 (14)
             (b)  Plans pursuant to Rule 18f-3
                 (i)    Plan pursuant to Rule 18f-3 -- Financial Services
                        Fund (11)
                 (ii) Form of Plan pursuant to Rule 18f-3 -- American Leading Companies Trust (9)
                 (iii) Form of Plan pursuant to Rule 18f-3 -- Small-Cap Value Trust (9)
                 (iv)   Plan pursuant to Rule 18f-3 -- Balanced Trust (14)

(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (12)

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with Legg Mason Balanced Trust and Bartlett Basic Value Fund reorganization - filed herewith

(13)         (a)  Transfer Agent Agreement (1)
             (b)  Credit Agreement (6)
             (c)  Amendment to Credit Agreement (10)

(14)         (a)  Consent of Ernst & Young LLP (12)
             (b)  Consent of PricewaterhouseCoopers LLP (13)

(15)         Financial statements omitted pursuant to Item 14(a)(i) -- none

(16)         Manually signed copy of power of attorney (12)

(17)         Additional Exhibits -- none


(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the Registration Statement,
SEC File No. 33-62174, filed May 17, 1996.

(2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the Registration Statement,
SEC File No. 33-62174, filed July 31, 1996.

(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 6 to the Registration Statement,
SEC File No. 33-62174, filed January 31, 1997.

(4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement,
SEC File No. 33-62174, filed March 18, 1998.

(5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement,
SEC File No. 33-62174, filed May 29, 1998.

(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed May 28, 1999.

(7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the Registration Statement,
SEC File No. 33-62174, filed May 28, 1999.

(8) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the Registration Statement,
SEC File No. 33-62174, filed July 2, 1999.

(9) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement,
SEC File No. 33-62174, filed July 30, 1999.

(10) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed March 28, 2000.

(11) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement,
SEC File No. 33-62174, filed July 21, 2000.

(12) Incorporated by reference to the corresponding exhibit of Registration Statement on Form N-14, SEC File No. 333-52228, filed on December 20, 2000.

(13) Incorporated by reference to the corresponding exhibit of the Pre-Effective Amendment to the Registration Statement on Form N-14,
SEC File No. 333-52228, filed on January 19, 2001.

(14) Incorporated by reference to the corresponding exhibit of Post-Effective Effective Amendment No. 18 to the Registration Statement, SEC File No. 33-62174, filed January 19, 2001.

Item 17.     Undertakings

     (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Legg Mason Investors Trust, Inc., has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 23rd day of April, 2001.

                                        LEGG MASON INVESTORS TRUST, INC.

                                        By: /s/ Marie K. Karpinski
                                            --------------------------
                                            Marie K. Karpinski
                                            Vice President and Treasurer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                            Title                               Date
 /s/ John F. Curley, Jr. *                           Chairman of the Board and Director  April 23, 2001
-----------------------------------
John F. Curley, Jr.

 /s/ Edward A. Taber, III *                          President and Director              April 23, 2001
-----------------------------------
Edward A. Taber, III

 /s/ Richard G. Gilmore *                            Director                            April 23, 2001
-----------------------------------
Richard G. Gilmore

 /s/ Arnold L. Lehman *                              Director                            April 23, 2001
-----------------------------------
Arnold L. Lehman

 /s/ Jill E. McGovern *                              Director                            April 23, 2001
-----------------------------------
Jill E. McGovern

 /s/ T.A. Rodgers *                                  Director                            April 23, 2001
-----------------------------------
T.A. Rodgers

 /s/ G. Peter O'Brien *                              Director                            April 23, 2001
-----------------------------------
G. Peter O'Brien

 /s/ Nelson A. Diaz *                                Director                            April 23, 2001
-----------------------------------
Nelson A. Diaz

 /s/ Marie K. Karpinski                              Vice President and Treasurer        April 23, 2001
-----------------------------------
Marie K. Karpinski


*Signature  affixed  by  Marie  K.  Karpinski  pursuant  to a  power  of  attorney  dated  November 10,  2000,  and incorporated by reference from Exhibit 16 to the Registration Statement on Form N-14 filed on December 20, 2000.

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION
-----------                -----------

(12)              -        Tax Opinion of Kirkpatrick & Lockhart LLP